SHARE-BASED COMPENSATION	12 Months Ended
Mar. 31, 2026
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

NOTE 11- SHARE-BASED COMPENSATION

Pursuant to the Company’s registered Form S-8 Registration Statement, the Company grants share-based payment awards, including restricted stock awards (RSAs), to employees and non-employee consultants, out of the 2025 Equity Incentive Plan. During the fiscal year ended March 31, 2026, the Company executed two primary grants:

(i). The July 31, 2025 Consultant Grants: On July 31, 2025, the Company granted an aggregate of 1,665,000 restricted Class A ordinary shares to eight (8) consultants for professional services. These shares were granted at the nominal par value of $0.0001 per ordinary share. Of this amount, 210,000 shares vested immediately upon grant for historical services rendered by two of the eight consultants, with a grant-date fair value of $3.00 per ordinary share. The remaining 1,455,000 restricted shares shall vest under a four-year graded vesting schedule.

(ii). The September 30, 2025 Employee Grants: On September 30, 2025, the Company granted an aggregate of 2,780,000 restricted Class A ordinary shares to eleven (11) employees for services to be rendered over a four-year service period. These shares were granted at the nominal par value of $0.0001 per ordinary share, with a grant-date fair value of $2.72 per ordinary share.

The Company accounts for share-based transactions with both employees and non-employees in accordance with ASC Topic 718, Compensation—Stock Compensation. Under this standard, the framework for measuring non-employee consultant awards is fully aligned with employee guidelines. The Company measures the fair value of restricted stock awards based solely on the closing market price of the Company’s underlying ordinary shares on the date of grant. No option pricing models, such as the Black-Scholes-Merton formula, are utilized to value these awards. Because restricted stock awards represent outstanding equity instruments that carry no exercise price (the nominal par value of $0.0001 per share being a capital settlement), the awards inherently possess the full value of a share of common stock upon the fulfillment of service conditions. Consequently, option volatility, dividend yields, and risk-free interest rates do not impact the measurement of these awards.

For the 210,000 restricted shares that vested immediately on July 31, 2025, the full grant-date fair value of approximately $630,000 was recognized as compensation expense on the date of grant, as no future service period was required. For the remaining 4,235,000 shares containing service-only graded vesting conditions across eight semi-annual installments, the Company has elected a single-option accounting policy under ASC 718-20-35-3 to recognize total stock compensation costs using the graded vesting attribution method over the entire 4-year requisite service lifecycle. Stock-based compensation expense is adjusted for actual forfeitures as they occur.

A summary of the Company’s restricted stock award activity and related information for the fiscal year ended March 31, 2026, is presented below:

			Weighted-Average
			Remaining
		Weighted-Average	Requisite
		Grant-Date Fair	Service
	Number of	Value per Ordinary	Period	Aggregate
Restricted Stock Awards (RSAs)	Shares	Share	(Years)	Intrinsic Value
Unvested at April 1, 2025	—	$—	—	—
Granted	4,445,000	2.82	—	—
Vested (Immediate & Installment 1)	(633,500)	2.82	—	—
Forfeited / Cancelled	—	—	—	—
Unvested at March 31, 2026	3,811,500	$2.82	3.50 Years	$4,573,800

The aggregate intrinsic value of unvested restricted stock awards at March 31, 2026, was $4,573,800. This value is computed by multiplying the 3,811,500 unvested shares outstanding at the fiscal year-end by the Company’s closing market stock price of $1.20 per share on March 31, 2026, as reported on the Nasdaq Capital Market.

As of March 31, 2026, the Company had 27,882,500 shares of ordinary shares issued, which consists of 26,705,175 shares of Class A ordinary shares and 1,177,325 shares of Class B ordinary shares. As of the same date, 24,071,000 ordinary shares were outstanding, consisting of 22,893,675 Class A ordinary shares and 1,177,325 Class B ordinary shares. The outstanding ordinary shares exclude 3,811,500 unvested restricted Class A ordinary shares underlying the Company’s restricted stock awards (see Note 10).

For purposes of calculating diluted earnings per share under ASC 260, the Company evaluated the unvested restricted stock awards as potential ordinary shares using the treasury stock method. Because the assumed proceeds from the awards, consisting primarily of unrecognized compensation cost, exceeded the value of the shares assumed issued based on the average market price for the relevant periods, the awards were anti-dilutive for the year ended March 31, 2026. Accordingly, no incremental shares related to unvested restricted stock awards were included in diluted weighted-average ordinary shares outstanding for the year ended March 31, 2026.

For purposes of calculating diluted earnings per share under ASC 260, the Company evaluated the unvested restricted stock awards as potential ordinary shares using the treasury stock method. Because the assumed proceeds from the awards, consisting primarily of unrecognized compensation cost, exceeded the value of the shares assumed issued based on the average market price for the relevant periods, the awards were anti-dilutive for the year ended March 31, 2026. Accordingly, no incremental shares related to unvested restricted stock awards were included in diluted weighted-average ordinary shares outstanding for the year ended March 31, 2026.

For the fiscal year ended March 31, 2026, the Company recognized $1,822,597 in stock-based compensation expense within the accompanying Consolidated Statement of Income and Comprehensive Income. As of March 31, 2026, there was approximately $10,733,940 of total unrecognized compensation cost related to unvested restricted share arrangements. This unrecognized cost is expected to be recognized over a weighted-average remaining service period of 3.50 years using the graded-vesting attribution method, according to the following projected fiscal table:

12 months ending March 31,	Amount
2027	$2,981,650
2028	3,577,980
2029	2,385,320
2030	1,788,990
Total	$10,733,940